PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid rental expenses		$ 2,760,388	$ 2,260,000
Interest receivable from time deposits		1,768,667	2,556,518
Prepaid advertising deposits		1,690,126	175,682
Prepaid advertising expenses		1,538,659	1,751,146
Prepaid value-added tax		1,105,122	715,157
Housing loans made to employees	[1]	352,655	436,467
Staff advances	[2]	65,153	81,903
Others	[3]	899,041	753,251
Total prepaid expenses and other current assets		$ 10,179,811	$ 8,730,124

[1]	The Company provided one-year housing loans to the employees to help them finance their purchase of apartments.
[2]	Staff advances are provided to staff for traveling and related expenses and are expensed when incurred.
[3]	Others mainly represent other deposits, professional fees and other miscellaneous prepaid expenses.